Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CLUBHOUSE MEDIA GROUP, INC.
Entity Central Index Key	0001389518
Entity Tax Identification Number	99-0364697
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3651 Lindell Road
Entity Address, Address Line Two	D517
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89103
City Area Code	702
Local Phone Number	479-3016
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false